REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Deferred cost amortization	$ 14
Reinsured risk, percent		100.00%
Total investments		$ 25
Impact of net unrealized investment gains (losses)		$ 2